Document and Entity Information	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	WM Technology, Inc.
Entity Central Index Key	0001779474
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false